Deferred Solution and Other Costs	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Solution and Other Costs
Deferred Solution and Other Costs
Deferred solution and other costs, current portion and net of current portion, consisted of the following:

	December 31,
	2014	2013
Deferred solution costs	$3,585	$2,174
Deferred commissions	1,475	950
Deferred solution and other costs, current portion	$5,060	$3,124
Deferred solution costs	$1,684	$1,721
Deferred commissions	5,475	3,637
Deferred solution and other costs, net of current portion	$7,159	$5,358